other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
other comprehensive income
Schedule of other comprehensive income

	Items that may subsequently be reclassified to income								Item never reclassified to income		Item never reclassified to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(f))
	Derivatives used to manage currency risks			Derivatives used to manage other market risk				Cumulative	Change in
Periods ended June 30 (millions)	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Total	foreign currency translation adjustment	measurement of investment financial assets	Accumulated other comp. income	Employee defined benefit plan re-measurements	Other comp. income
THREE-MONTH
Accumulated balance as at April 1, 2017			$(30)			$1	$(29)	$51	$11	$33
Other comprehensive income (loss)
Amount arising	$(29)	$50	21	$9	$(4)	5	26	—	2	28	$26	$54
Income taxes	$(2)	$8	6	$2	$(1)	1	7	—	—	7	8	15

Net			15			4	19	—	2	21	$18	$39

Accumulated balance as at June 30, 2017			$(15)			$5	$(10)	$51	$13	$54

Accumulated balance as at April 1, 2018			$(12)			$4	$(8)	$49	$1	$42
Other comprehensive income (loss)
Amount arising	$21	$(52)	(31)	$8	$(5)	3	(28)	(17)	—	(45)	$143	$98
Income taxes	$—	$(7)	(7)	$2	$(1)	1	(6)	—	—	(6)	38	32

Net			(24)			2	(22)	(17)	—	(39)	$105	$66

Accumulated balance as at June 30, 2018			$(36)			$6	$(30)	$32	$1	$3

	Items that may subsequently be reclassified to income								Item never reclassified to income		Item never reclassified to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(f))
	Derivatives used to manage currency risks			Derivatives used to manage other market risk				Cumulative	Change in
Periods ended June 30 (millions)	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Gains (losses) arising	Prior period (gains) losses transferred to net income	Total	Total	foreign currency translation adjustment	measurement of investment financial assets	Accumulated other comp. income	Employee defined benefit plan re-measurements	Other comp. income
SIX-MONTH
Accumulated balance as at January 1, 2017
As previously reported			$(22)			$2	$(20)	$48	$16	$44
IFRS 9, Financial Instruments transitional amount (Note 2(a))			—			—	—	—	(3)	(3)

As adjusted			(22)			2	(20)	48	13	41
Other comprehensive income (loss)
Amount arising	$(50)	$60	10	$9	$(5)	4	14	3	—	17	$118	$135
Income taxes	$(6)	$9	3	$2	$(1)	1	4	—	—	4	32	36

Net			7			3	10	3	—	13	$86	$99

Accumulated balance as at June 30, 2017			$(15)			$5	$(10)	$51	$13	$54

Accumulated balance as at January 1, 2018
As previously reported			$(9)			$8	$(1)	$53	$5	$57
IFRS 9, Financial Instruments transitional amount (Note 2(a))			—			—	—	—	(4)	(4)

As adjusted			(9)			8	(1)	53	1	53
Other comprehensive income (loss)
Amount arising	$77	$(114)	(37)	$(1)	$(2)	(3)	(40)	(21)	—	(61)	$81	$20
Income taxes	$10	$(20)	(10)	$(1)	$—	(1)	(11)	—	—	(11)	19	8

Net			(27)			(2)	(29)	(21)	—	(50)	$62	$12

Accumulated balance as at June 30, 2018			$(36)			$6	$(30)	$32	$1	$3

Attributable to:
Common Shares										$6
Non-controlling interests										(3)

										$3